Note 3 - Significant Accounting Policies (Details Narrative) - CAD	3 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016
Note 3 - Significant Accounting Policies Details Narrative
Licensing Revenue	CAD 1,160,366	CAD 566,937
Deferred revenue	3,037,500		CAD 3,112,500
Pre-launch Inventory	CAD 402,974		CAD 0